Net Fee and Commission Income - Schedule of Fee and Commission Expense (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fee and commission expense [abstract]
Funds transfer	€ 301	€ 321
Securities business	80	95
Insurance broking	0	1
Asset management fees	3	4
Brokerage and advisory fees	157	129
Other	260	229
Total fee and commission expenses	€ 801	€ 778